INVENTORIES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INVENTORY
	As of December 31,
	2023	2024
	RMB	RMB	USD
Finished Goods	3,260	3,704	507

	As of December 31,
	2022	2023
	RMB	RMB	USD
Finished Goods	8,301	3,260	459